SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4.      SHORT-TERM INVESTMENTS

A summary of short-term investments, included in cash and cash equivalents, is as follows:

	At December 31,
	2011	2010
	(In thousands)

FHLB Ideal Way	$2,024	$25
Federal funds sold	7,460	1,782
Shay Asset Management Fund	1	1

	$9,485	$1,808